Fees Summary	Mar. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,397,846.88
Previously Paid Amount	0.00
Total Fee Amount	193.04
Total Offset Amount	0.00
Net Fee	193.04
Narrative - Max Aggregate Offering Price	$ 1,397,846.88
Final Prospectus	true